Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive loss
15	Accumulated other comprehensive loss
As of December 31, 2010 and 2011, the only component of accumulated other comprehensive loss was translation reserve.